Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Feb. 07, 2025	Dec. 31, 2023	Dec. 06, 2023	Sep. 07, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued	7,903,850		7,903,850
Common stock, shares outstanding	7,903,850		7,903,850
Federal depository insurance corporation limit (in Dollars)	$ 250,000
Tax benefit settlement percentage	50.00%
Related Party [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued				2,134,616	1,923,076
Accrued interest – related party (in Dollars)			$ 68,878
Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued		1
Common stock, shares outstanding		1
Common Stock [Member] | Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued		2.6
Common stock, shares outstanding		2.6